Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Adaptive Global Allocation Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	2.71%	[1]	6.08%	[1]	4.27%	[1]	Jun. 23, 2015	[1]	16.25%	12.26%	9.40%	12.65%	9.39%	7.66%	5.58%	4.49%	4.36%	8.05%	[2]	6.91%	[2]	4.94%	[2]	Jun. 23, 2015	[2]	16.25%	12.26%	9.40%	12.65%	9.39%	7.66%	5.58%	4.49%	4.36%	9.21%	7.37%	5.39%	Jun. 23, 2015	16.25%	12.26%	9.40%	12.65%	9.39%	7.66%	5.58%	4.49%	4.36%	9.31%	7.61%	5.65%	Jun. 23, 2015	8.26%	6.30%	4.46%	Jun. 23, 2015	5.81%	5.53%	4.01%	Jun. 23, 2015	16.25%	12.26%	9.40%	12.65%	9.39%	7.66%	5.58%	4.49%	4.36%	9.37%	7.67%	5.70%	Jun. 23, 2015	16.25%	12.26%	9.40%	12.65%	9.39%	7.66%	5.58%	4.49%	4.36%	9.14%	7.47%	5.50%	Jun. 23, 2015	16.25%	12.26%	9.40%	12.65%	9.39%	7.66%	5.58%	4.49%	4.36%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.